CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024
Number of units outstanding	0	9,965,000
Redemption value per unit		$ 2.9
Series A units authorized		245,300
Series A units issued		245,300
Series A units outstanding		245,300
Series B units authorized		315,539,527
Series B units issued		9,906,827
Series B units outstanding		9,906,827
Series C units authorized		1,748,264
Series C units issued		1,584,327
Series C units outstanding		1,584,327
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares, issued	25,609,510	14,184,397
Common stock, shares, outstanding	25,609,510	14,184,397
Prior to reverse recapitalization
Series A units authorized		245,300
Series A units issued		245,300
Series A units outstanding		245,300
Series B units authorized		315,539,527
Series B units issued		9,906,827
Series B units outstanding		9,906,827
Series C units authorized		1,748,264
Series C units issued		1,584,327
After reverse recapitalization
Series A units issued	0	0
Series A units outstanding	0	0
Series B units issued	0	0
Series B units outstanding	0	0
Series C units issued	0	0
Series C units outstanding	0	0